Related Parties (Details) - Schedule of Share Based Payment - USD ($)		4 Months Ended	6 Months Ended	12 Months Ended
		Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022
Share based payment
Key management				$ 904,861	$ 838,576
CFO Shares Alloted	[1]			364,014
Issue of Additional Shares
Issue of share capital				15,000
Issue of share premium				39,610,630
Bioceres Crop Solutions Corp [Member]
Issue of Additional Shares
Parent of the Company			3,000,000
Union Group Ventures [Member]
Issue of Additional Shares
Parent of the Company		2,000,000
BG Farming Technologies [Member]
Issue of Additional Shares
Parent of the Company		2,000,000
Bioceres S.A. [Member]
Company’s Cash Balance in Other’s Accounts
Company’s Cash Balance in Other’s Accounts		300,000
Expenses Paid on Behalf of the Company
Expenses Paid on Behalf of the Company	[2]	244,029	509,628		265,810
Bioceres LLC [Member]
Company’s Cash Balance in Other’s Accounts
Company’s Cash Balance in Other’s Accounts		300,000	500,000
Expenses Paid on Behalf of the Company
Expenses Paid on Behalf of the Company	[2]	56,863	453,282	238,121	156,760
30% owned by Bioceres S.A. - INMET S.A.- Ingenieria Metabolica S.A [Member]
Services Provided by Other Companies
Services Provided by Other Companies	[3]	160,390	144,530	286	252
98.6% owned by Bioceres S.A. - INDEAR S.A.- Instituto de Agrobiotecnología Rosario [Member]
Services Provided by Other Companies
Services Provided by Other Companies	[4]	2,540	129,695	258,279	57,047
Bioceres S.A. - Agrality Inc.[Member]
Services Provided by Other Companies
Services Provided by Other Companies	[5]			5,000	85,435
Future Foods B.V. Member
Services Provided by Other Companies
Services Provided by Other Companies	[6]	17,801	35,958	85,880	94,857
Moolec Science S.A. [Member]
Services Provided by Other Companies
Services Provided by Other Companies	[7]			693,027
THEO I SCSp [Member]
Services Provided by Other Companies
Services Provided by Other Companies					$ 1,500,000

[1]	Shares issue related to share based payment already vested.
[2]	Expenses paid by Bioceres LLC on behalf of the Company.
[3]	The Company entered into an agreement with INMET S.A.- Ingenieria Metabolica S,A through which it would receive research services in exchange for payment.
[4]	The Company entered into an agreement with INDEAR S.A.- Instituto de Agrobiotecnologia Rosario where it would receive research services in exchange for payment.
[5]	The Company entered into an agreement with Agrality Inc, for the provision of services.
[6]	The Company entered into an agreement with Future Foods B.V. for the provision of services.
[7]	The Company entered into an agreement with shareholders which accrues an internal rate of return.